UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Fundamental InvestorsSM
Investment portfolio

March 31, 2011
unaudited

Common stocks — 94.72%	Shares	Value (000)

ENERGY — 14.42%
Suncor Energy Inc.	28,723,361	$1,288,181
Royal Dutch Shell PLC, Class B (ADR)	4,062,700	297,552
Royal Dutch Shell PLC, Class A (ADR)	3,500,000	255,010
Occidental Petroleum Corp.	5,004,244	522,894
Tenaris SA (ADR)	10,060,000	497,568
ConocoPhillips	6,000,000	479,160
Chevron Corp.	3,997,763	429,480
Baker Hughes Inc.	5,500,000	403,865
FMC Technologies, Inc.1	4,100,000	387,368
Schlumberger Ltd.	4,048,500	377,563
Denbury Resources Inc.1	12,370,000	301,828
Crescent Point Energy Corp.	5,454,200	264,693
Hess Corp.	3,000,000	255,630
Subsea 7 SA	9,820,090	248,066
Concho Resources Inc.1	2,265,000	243,034
Talisman Energy Inc.	9,750,000	240,825
Murphy Oil Corp.	2,740,000	201,171
CONSOL Energy Inc.	3,700,000	198,431
Imperial Oil Ltd.	3,608,739	184,401
Cenovus Energy Inc.	4,400,000	173,822
TOTAL SA	1,850,000	112,620
Oceaneering International, Inc.1	1,224,882	109,566
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	2,710,000	109,565
Noble Energy, Inc.	700,000	67,655
Apache Corp.	460,300	60,262
		7,710,210

INFORMATION TECHNOLOGY — 13.21%
Microsoft Corp.	28,125,000	713,250
Texas Instruments Inc.	18,980,300	655,959
Google Inc., Class A1	1,032,000	604,969
Apple Inc.1	1,685,000	587,138
EMC Corp.1	19,975,000	530,336
Oracle Corp.	14,467,285	482,774
Corning Inc.	22,495,000	464,072
Intuit Inc.1	6,460,000	343,026
First Solar, Inc.1	2,110,000	339,373
Maxim Integrated Products, Inc.	12,687,000	324,787
Yahoo! Inc.1	16,610,000	276,556
Avago Technologies Ltd.	7,095,000	220,654
FLIR Systems, Inc.	6,050,000	209,390
Microchip Technology Inc.	5,000,000	190,050
Fidelity National Information Services, Inc.	5,583,600	182,528
Xilinx, Inc.	5,000,000	164,000
Analog Devices, Inc.	4,000,000	157,520
Lender Processing Services, Inc.	3,807,500	122,564
TE Connectivity Ltd.	3,215,000	111,946
Visa Inc., Class A	1,520,269	111,922
Automatic Data Processing, Inc.	2,010,000	103,133
Linear Technology Corp.	1,860,000	62,552
KLA-Tencor Corp.	1,170,000	55,423
ASML Holding NV1	1,219,568	53,753
		7,067,675

INDUSTRIALS — 12.79%
Union Pacific Corp.	8,635,000	849,080
Schneider Electric SA	3,242,272	554,151
Lockheed Martin Corp.	6,058,200	487,079
Parker Hannifin Corp.	5,050,000	478,134
General Electric Co.	20,650,000	414,032
Deere & Co.	4,000,000	387,560
Boeing Co.	4,200,000	310,506
CSX Corp.	3,925,000	308,505
Northrop Grumman Corp.	3,966,243	248,723
Vallourec SA	2,150,000	241,199
European Aeronautic Defence and Space Co. EADS NV1	8,000,000	232,874
Ingersoll-Rand PLC	4,800,000	231,888
Joy Global Inc.	2,238,638	221,200
Waste Management, Inc.	5,400,000	201,636
Fastenal Co.	2,600,500	168,590
Honeywell International Inc.	2,800,000	167,188
Dun & Bradstreet Corp.	2,000,000	160,480
Precision Castparts Corp.	1,000,000	147,180
Rockwell Automation	1,500,000	141,975
FedEx Corp.	1,200,000	112,260
Caterpillar Inc.	1,000,000	111,350
MTU Aero Engines Holding AG	1,475,220	100,039
Stericycle, Inc.1	1,000,000	88,670
General Dynamics Corp.	1,145,800	87,722
United Technologies Corp.	905,000	76,608
Grafton Group PLC, units2	15,037,000	70,538
Tyco International Ltd.	1,558,200	69,761
DCC PLC	2,000,000	63,689
Ryanair Holdings PLC (ADR)	2,000,000	55,600
PACCAR Inc	1,000,000	52,350
		6,840,567

FINANCIALS — 11.75%
Wells Fargo & Co.	18,046,200	572,065
U.S. Bancorp	16,707,160	441,570
American Express Co.	9,570,000	432,564
Citigroup Inc.1	92,600,000	409,292
JPMorgan Chase & Co.	8,015,000	369,491
ACE Ltd.	5,700,000	368,790
Marsh & McLennan Companies, Inc.	11,060,000	329,699
Bank of America Corp.	24,500,000	326,585
Moody’s Corp.	7,660,000	259,751
Aon Corp.	4,860,000	257,386
Weyerhaeuser Co.	8,754,731	215,366
SunTrust Banks, Inc.	7,198,238	207,597
HCP, Inc.	5,349,600	202,964
Industrial and Commercial Bank of China Ltd., Class H	243,283,050	202,044
Digital Realty Trust, Inc.	3,435,000	199,711
PNC Financial Services Group, Inc.	2,600,000	163,774
XL Group PLC	6,000,000	147,600
AMP Ltd.	26,255,567	147,465
New York Community Bancorp, Inc.	8,190,000	141,359
Goldman Sachs Group, Inc.	840,000	133,115
Jefferies Group, Inc.	5,000,000	124,700
HSBC Holdings PLC (ADR)	2,000,000	103,600
United Overseas Bank Ltd.	6,703,043	99,974
Cincinnati Financial Corp.	3,000,000	98,400
Travelers Companies, Inc.	1,500,000	89,220
Agricultural Bank of China, Class H1	138,210,000	78,357
CapitalSource Inc.	6,860,954	48,301
Canadian Western Bank	1,500,000	48,195
Synovus Financial Corp.	17,400,000	41,760
Hospitality Properties Trust	1,000,000	23,150
		6,283,845

CONSUMER DISCRETIONARY — 10.51%
Home Depot, Inc.	33,628,000	1,246,254
Walt Disney Co.	11,800,000	508,462
Amazon.com, Inc.1	2,520,000	453,928
Starbucks Corp.	10,500,000	387,975
Virgin Media Inc.	13,385,000	371,969
Comcast Corp., Class A	13,065,000	322,967
Time Warner Inc.	8,000,000	285,600
McDonald’s Corp.	2,480,000	188,703
Intercontinental Hotels Group PLC	9,110,000	186,770
General Motors Co.1	5,855,300	181,690
Johnson Controls, Inc.	4,300,000	178,751
Industria de Diseño Textil, SA	2,200,000	176,532
Vivendi SA	5,750,000	164,200
Macy’s, Inc.	5,500,000	133,430
Shaw Communications Inc., Class B, nonvoting	6,000,000	126,420
Lowe’s Companies, Inc.	4,630,000	122,371
Marriott International, Inc., Class A	3,352,545	119,284
McGraw-Hill Companies, Inc.	2,740,000	107,956
Expedia, Inc.	4,585,247	103,902
Chipotle Mexican Grill, Inc.1	379,832	103,455
Penn National Gaming, Inc.1	1,763,000	65,337
Strayer Education, Inc.	425,000	55,458
CarMax, Inc.1	875,000	28,087
		5,619,501

HEALTH CARE — 8.83%
Merck & Co., Inc.	36,916,664	1,218,619
Bristol-Myers Squibb Co.	26,700,000	705,681
Baxter International Inc.	9,975,000	536,356
Roche Holding AG	3,000,000	428,525
Pfizer Inc	18,470,000	375,126
Novartis AG	4,855,000	263,338
Hospira, Inc.1	2,404,143	132,709
Shire Ltd. (ADR)	1,521,100	132,488
Gilead Sciences, Inc.1	2,800,000	118,832
Stryker Corp.	1,900,000	115,520
AstraZeneca PLC (United Kingdom)	2,500,000	114,821
Cardinal Health, Inc.	2,725,000	112,079
Johnson & Johnson	1,750,000	103,687
Vertex Pharmaceuticals Inc.1	2,000,000	95,860
Laboratory Corporation of America Holdings1	1,000,000	92,130
Aetna Inc.	2,310,000	86,463
Medco Health Solutions, Inc.1	926,000	52,004
Medtronic, Inc.	1,000,000	39,350
		4,723,588

MATERIALS — 8.16%
Syngenta AG	2,151,000	699,046
Dow Chemical Co.	18,264,500	689,485
Potash Corp. of Saskatchewan Inc.	6,900,000	406,617
Cliffs Natural Resources Inc.	3,200,000	314,496
Rio Tinto PLC	4,000,000	280,992
E.I. du Pont de Nemours and Co.	5,000,000	274,850
FMC Corp.	2,699,000	229,226
PPG Industries, Inc.	2,166,649	206,286
Ecolab Inc.	3,200,000	163,264
CRH PLC	6,454,299	147,999
Alcoa Inc.	8,000,000	141,200
Newmont Mining Corp.	2,500,000	136,450
Orica Ltd.	4,155,000	113,331
MeadWestvaco Corp.	3,350,000	101,605
HudBay Minerals Inc.	5,000,000	81,434
Sigma-Aldrich Corp.	1,270,000	80,823
Mosaic Co.	1,000,000	78,750
Praxair, Inc.	690,000	70,104
Nucor Corp.	1,500,000	69,030
Steel Dynamics, Inc.	3,500,000	65,695
Monsanto Co.	200,000	14,452
		4,365,135

CONSUMER STAPLES — 5.00%
Philip Morris International Inc.	8,950,000	587,388
Altria Group, Inc.	16,175,100	421,038
Costco Wholesale Corp.	3,930,000	288,148
CVS/Caremark Corp.	7,705,000	264,436
H.J. Heinz Co.	3,500,000	170,870
Procter & Gamble Co.	2,355,100	145,074
British American Tobacco PLC	3,410,000	136,867
Unilever NV, depository receipts	4,290,000	134,515
Coca-Cola Amatil Ltd.	10,725,000	130,237
Diageo PLC	6,500,000	123,564
Tingyi (Cayman Islands) Holding Corp.	39,105,000	95,619
PepsiCo, Inc.	1,400,000	90,174
Avon Products, Inc.	1,600,000	43,264
C&C Group PLC	8,948,312	40,454
		2,671,648

UTILITIES — 3.08%
GDF SUEZ	5,976,000	243,489
PG&E Corp.	5,150,000	227,527
Edison International	5,250,000	192,097
American Water Works Co., Inc.	5,600,000	157,080
Exelon Corp.	3,370,200	138,987
National Grid PLC	13,615,000	129,737
NV Energy, Inc.	7,000,000	104,230
Dominion Resources, Inc.	2,000,000	89,400
PPL Corp.	2,912,201	73,679
Electricité de France SA	1,761,147	72,930
Duke Energy Corp.	3,500,000	63,525
NextEra Energy, Inc.	1,050,000	57,876
SUEZ Environnement Co.	2,500,000	51,728
Xcel Energy Inc.	1,500,000	35,835
		1,638,120

TELECOMMUNICATION SERVICES — 2.99%
Verizon Communications Inc.	19,025,000	733,223
SOFTBANK CORP.	6,745,800	269,248
Portugal Telecom, SGPS, SA	14,250,000	164,469
AT&T Inc.	5,000,000	153,000
Vodafone Group PLC	44,500,000	125,998
China Telecom Corp. Ltd., Class H	185,180,000	113,081
Telekom Austria AG, non-registered shares	2,214,711	32,391
Frontier Communications Corp., Class B	1,200,199	9,866
		1,601,276

MISCELLANEOUS — 4.00%
Other common stocks in initial period of acquisition		2,141,922

Total common stocks (cost: $37,942,459,000)		50,663,487

	Principal amount
Convertible securities — 0.03%	(000)

INDUSTRIALS — 0.03%
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$12,275	17,599

Total convertible securities (cost: $12,275,000)		17,599

Bonds & notes — 0.01%

MORTGAGE-BACKED OBLIGATIONS3 — 0.01%
ChaseFlex Trust, Series 2007-2, Class A-1, 0.53% 20374	8,507	6,066

Total bonds & notes (cost: $5,933,000)		6,066

	Principal amount	Value
Short-term securities — 5.00%	(000)	(000)

U.S. Treasury Bills 0.138%–0.258% due 4/14/2011–1/12/2012	$989,800	$989,506
Freddie Mac 0.125%–0.24% due 4/11–10/4/2011	585,400	585,156
Straight-A Funding LLC 0.25% due 4/5–5/17/20115	270,700	270,650
Coca-Cola Co. 0.21%–0.25% due 4/4–7/12/20115	170,000	169,930
NetJets Inc. 0.20% due 4/21–5/2/20115	110,000	109,977
Jupiter Securitization Co., LLC 0.21%–0.26% due 4/15–4/25/20115	64,200	64,189
JPMorgan Chase & Co. 0.23% due 6/21/2011	28,000	27,982
Fannie Mae 0.20%–0.281% due 4/1–10/3/2011	91,100	91,026
Federal Home Loan Bank 0.125%–0.16% due 4/8–6/17/2011	86,200	86,191
Johnson & Johnson 0.16%–0.23% due 4/5–5/19/20115	69,816	69,806
General Electric Capital Services, Inc. 0.23% due 6/14/2011	50,500	50,480
General Electric Capital Corp. 0.11% due 4/1/2011	10,000	10,000
Private Export Funding Corp. 0.20% due 4/5/20115	36,700	36,699
Medtronic Inc. 0.20% due 4/8/20115	34,000	33,999
Variable Funding Capital Company LLC 0.19% due 4/28/20115	28,937	28,933
Campbell Soup Co. 0.20% due 5/6/20115	26,500	26,494
Abbott Laboratories 0.18% due 4/5/20115	25,100	25,099

Total short-term securities (cost: $2,675,974,000)		2,676,117

Total investment securities (cost: $40,636,641,000)		53,363,269
Other assets less liabilities		127,279

Net assets		$53,490,548

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4Coupon rate may change periodically.
5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified intitutional buyers. The total value of all such securities was $835,776,000, which represented 1.56% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares.  Further details on these holdings and related transactions during the three months ended March 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2011 (000)

Grafton Group PLC, units	15,037,000	—	—	15,037,000	$940	$70,538
Strayer Education, Inc.*	760,000	—	335,000	425,000	760	—
					$1,700	$70,538
*Unaffiliated issuer at March 31, 2011.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs")

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Energy	$7,710,210	$—	$—	$7,710,210
Information technology	7,067,675	—	—	7,067,675
Industrials	6,840,567	—	—	6,840,567
Financials	6,283,845	—	—	6,283,845
Consumer discretionary	5,619,501	—	—	5,619,501
Health care	4,723,588	—	—	4,723,588
Materials	4,365,135	—	—	4,365,135
Consumer staples	2,671,648	—	—	2,671,648
Utilities	1,638,120	—	—	1,638,120
Telecommunication services	1,601,276	—	—	1,601,276
Miscellaneous	2,141,922	—	—	2,141,922
Convertible securities	—	17,599	—	17,599
Bonds & notes	—	6,066	—	6,066
Short-term securities	—	2,676,117	—	2,676,117
Total	$50,663,487	$2,699,782	$—	$53,363,269

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$13,648,592
Gross unrealized depreciation on investment securities	(928,951)
Net unrealized appreciation on investment securities	12,719,641
Cost of investment securities for federal income tax purposes	40,643,628

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-910-0511O-S25579

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: May 27, 2011

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 27, 2011